Operations and Reorganization - Liquidity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Issuance of preferred shares
Net losses			¥ 1,303,570	$ 187,245	¥ 565,021	¥ 183,750
Net cash (used in)/provided by operating activities			194,551	27,946	737,286	¥ 464,550
Accumulated deficit			(4,145,606)		¥ (2,842,690)		$ (595,479)
Notes And Primary Offering [Member]
Issuance of preferred shares
Proceeds From Issuance Initial Public Offering And Notes Net Of Offering Costs	¥ 5,003,800	$ 733,900	¥ 5,003,800	$ 733,900